G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet

	Sweden	US	UK	Other	Total
2018
Defined benefit obligation (DBO)	44,845	21,059	12,374	12,042	90,320
Fair value of plan assets	21,912	19,899	14,385	8,126	64,322

Deficit/surplus (+/–)	22,933	1,160	–2,011	3,916	25,998
Plans with net surplus, excluding asset ceiling 1)	—	—	2,246	476	2,722

Provision for post-employment benefits 2)	22,933	1,160	235	4,392	28,720
2017
Defined benefit obligation (DBO)	41,166	21,005	13,246	12,228	87,645
Fair value of plan assets	21,938	20,402	14,599	8,000	64,939

Deficit/surplus (+/–)	19,228	603	–1,353	4,228	22,706
Plans with net surplus, excluding asset ceiling 1)	—	83	1,685	535	2,303

Provision for post-employment benefits 2)	19,228	686	332	4,763	25,009

1)

Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current: see Note F3, “Financial assets, non-current.” The asset ceiling decreased during the year by SEK 73 million from SEK 454 million in 2017 to SEK 381 million in 2018.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans

Pension costs for defined contribution plans and defined benefit plans

	Sweden	US	UK	Other	Total
2018
Pension cost for defined contribution plans	937	473	145	1,170	2,725
Pension cost for defined benefit plans	1,350	175	75	557	2,157

Total	2,287	648	220	1,727	4,882
Total pension cost expressed as a percentage of wages and salaries					9.2%
2017
Pension cost for defined contribution plans	1,096	473	173	1,228	2,970
Pension cost for defined benefit plans	1,824	168	38	592	2,622

Total	2,920	641	211	1,820	5,592
Total pension cost expressed as a percentage of wages and salaries					9.5%
2016
Pension cost for defined contribution plans	1,061	687	185	1,287	3,220
Pension cost for defined benefit plans	1,314	167	38	595	2,114

Total	2,375	854	223	1,882	5,334
Total pension cost expressed as a percentage of wages and salaries					8.9%

Summary of Change in the Net Defined Benefit Obligation

Change in the net defined benefit obligation

	Present value of obligation 20182)	Fair value of plan assets 2018	Total 2018		Present value of obligation 20172)	Fair value of plan assets 2017	Total 2017
Opening balance	87,645	–64,939	22,706		87,175	–64,485	22,690
Included in the income statement
Current service cost	1,602	—	1,602		1,793	—	1,793
Past service cost and gains and losses on settlements	100	—	100		296	—	296
Interest cost/income (+/–)	2,196	–1,912	284		2,198	–1,892	306
Taxes and administrative expenses	78	54	132		143	45	188
Other	–6	2	–4		–13	2	–11

	3,970	–1,856	2,114	3)	4,417	–1,845	2,572	3)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	3,016	3,016		—	–2,438	–2,438
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	–124	—	–124		–396	—	–396
Actuarial gains/losses (–/+) arising from changes in financial assumptions	261	—	261		2,110	—	2,110
Experience-based gains/losses (–/+)	–613	—	–613		–219	—	–219

	–476	3,016	2,540		1,495	–2,438	–943
Other changes
Translation difference	2,659	–2,383	276		–2,275	2,262	–12
Contributions and payments from:
Employers 1)	–984	–513	–1,497		–880	–583	–1,463
Plan participants	28	–21	7		27	–23	4
Payments from plans:
Benefit payments	–2,357	2,357	—		–2,173	2,173	—
Settlements	–145	17	–128		–141	—	–141
Business combinations and divestments	–20	—	–20		—	—	—

Closing balance	90,320	–64,322	25,998		87,645	–64,939	22,706

1)	The expected contribution to the plans is SEK 2.1 billion during 2019.
2)	The weighted average duration of DBO is 20.3 (20.1) years.
3)	Excluding the impact of the asset ceiling of SEK 43 million in 2018 and SEK 50 million in 2017.

Summary of Present Value of the Defined Benefit Obligation

Present value of the defined benefit obligation

	Sweden	US	UK	Other	Total
2018
DBO, closing balance	44,845	21,059	12,374	12,042	90,320
Of which partially or fully funded	44,845	20,372	12,374	9,292	86,883
Of which unfunded	—	687	—	2,750	3,437
2017
DBO, closing balance	41,166	21,005	13,246	12,228	87,645
Of which partially or fully funded	40,665	20,319	13,246	9,465	83,695
Of which unfunded	501	686	—	2,763	3,950

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography

	Sweden	US	UK	Other	Total	Of which unquoted
2018
Cash and cash equivalents	935	585	1,416	88	3,024	0%
Equity securities	4,434	729	2,293	2,439	9,895	18%
Debt securities	10,642	17,329	9,410	3,485	40,866	23%
Real estate	4,228	—	154	229	4,611	100%
Investment funds	1,673	1,151	415	230	3,469	70%
Assets held by insurance company	—	—	—	1,289	1,289	100%
Other	—	105	697	366	1,168	33%

Total	21,912	19,899	14,385	8,126	64,322
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—
2017
Cash and cash equivalents	3,124	382	834	88	4,428	0%
Equity securities	4,079	795	3,116	2,432	10,422	16%
Debt securities	8,663	17,650	9,331	3,494	39,138	68%
Real estate	4,269	—	244	212	4,725	100%
Investment funds	1,803	1,478	160	208	3,649	66%
Assets held by insurance company	—	—	—	1,200	1,200	100%
Other	—	97	914	366	1,377	41%

Total	21,938	20,402	14,599	8,000	64,939
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

Summary of Financial and Demographic Actuarial Assumptions

Financial and demographic actuarial assumptions 1)

	2018	2017
Financial assumptions
Discount rate, Sweden	1.5%	1.6%
Discount rate, US	4.3%	3.7%
Discount rate, UK	3.0%	2.6%
Discount rate, weighted average of total	2.6%	2.5%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23

1)	Weighted average for the Group for disclosure purposes only. Country-specific assumptions were used for each actuarial calculation.

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits
Total remeasurements in Other comprehensive income (loss) related to post-employment benefits

	2018	2017
Actuarial gains and losses (+/–)	–1,887	1,210
The effect of asset ceiling	87	27
Swedish special payroll taxes 1)	–653	–267

Total	–2,453	970

1)	Swedish payroll taxes are included in recognized gain/loss during the year in OCI.

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions

SEK billion	2018	2017
Impact on the DBO of an increase in the discount rate
Discount rate, Sweden +0.5%	–5.0	–4.5
Discount rate, US +0.5%	–1.0	–1.1
Discount rate, UK +0.5%	–1.3	–1.5
Discount rate, weighted average of total +0.5%	–8.3	–8.1
Impact on the DBO of an decrease in the discount rate
Discount rate, Sweden –0.5%	+5.4	+5.2
Discount rate, US –0.5%	+1.1	+1.2
Discount rate, UK –0.5%	+1.5	+1.8
Discount rate, weighted average of total –0.5%	+9.2	+9.3